Note 23 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Assets (Liabilities), at Fair Value, Net	$ 13,258	$ 35,475
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		12,230
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	20,664
The Bond [Member] | Unsecured Debt [Member]
Long-Term Debt, Fair Value		106,633
Fair Value, Inputs, Level 2 [Member] | Four Leaseback Vessels [Member]
Investment Owned, Fair Value	74,510	54,186
Fair Value, Inputs, Level 2 [Member] | Note 11.B [Member]
Debt Instrument, Fair Value Disclosure	528,232	575,297
Fair Value, Inputs, Level 2 [Member] | Note 11.A.10 [Member]
Debt Instrument, Fair Value Disclosure	$ 99,260	$ 108,890